Loans Receivable Held for Investment, Troubled Debt Restructurings (Q3) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Loan Borrower	Sep. 30, 2019 Loan	Sep. 30, 2020 USD ($) Loan Borrower	Sep. 30, 2019 Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan
Troubled Debt Restructurings [Abstract]
Number of borrowers who requested for loan modification | Borrower	0		0
Loans classified as troubled debt restructurings	$ 4,200		$ 4,200		$ 4,700	$ 6,400
Specific reserves allocated to TDRs	148		$ 148		$ 147	227
Timely payment period for return to accrual status			6 months		6 months
Commitments to lend additional amounts to customers with TDRs	$ 0		$ 0		$ 0	$ 0
Number of loans modified | Loan	0	0	0	0	0	0
Non-accrual Status [Member]
Troubled Debt Restructurings [Abstract]
Loans classified as troubled debt restructurings	$ 243		$ 243		$ 406	$ 591
Accrual Status [Member]
Troubled Debt Restructurings [Abstract]
Loans classified as troubled debt restructurings	$ 4,000		$ 4,000		$ 4,300	$ 5,800